Related Party Agreements	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Agreements

13. Related Party Agreements

Joint Venture Agreement

In September 11, 2018, the Company entered into a JVA with VWGoA and VGA as described in Note 2. In connection with this agreement, the parties also have entered into two operating agreements: (i) the Limited Liability Company Agreement of the JV entity to govern the respective rights and obligations as Members of the JV entity and (ii) the Common IP License Agreement for the Company to license certain intellectual property rights pertaining to automotive battery cells as defined in the JVA to VWGoA, VGA and the JV Entity.